Document and Entity Information	Apr. 02, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	DREYFUS CASH MANAGEMENT
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2024
Document Effective Date	Apr. 02, 2024
Prospectus Date	Jun. 01, 2023
DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DICXX
DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVCXX
DREYFUS CASH MANAGEMENT | administrative shares
Prospectus:
Trading Symbol	DACXX
DREYFUS CASH MANAGEMENT | Preferred Shares
Prospectus:
Trading Symbol	DCEXX
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEIXX